UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
         42nd Floor
         New York, New York  10019

13F File Number:  028-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC, the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

     William A Ackman     New York, NY/USA     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:


Confidential information has been omitted from this Form 13F report and filed separately with the Commission.

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $5,421,690 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-11695                     Pershing Square GP, LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDER & BALDWIN INC        COM              014482103   111154  2434913 SH       SOLE                  2434913        0        0
ALEXANDER & BALDWIN INC        COM              014482103    51449  1127030 SH       SHARED  1                   0  1127030        0
CITIGROUP INC                  COM              172967101   279370 63205876 SH       SHARED  1                   0 63205876        0
CITIGROUP INC                  COM              172967101   369078 83501901 SH       SOLE                 83501901        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025y407    64558  2645827 SH       SHARED  1                   0  2645827        0
CORRECTIONS CORP AMER NEW      COM NEW          22025y407    43219  1771273 SH       SOLE                  1771273        0        0
FORTUNE BRANDS INC             COM              349631101   499899  8077222 SH       SHARED  1                   0  8077222        0
FORTUNE BRANDS INC             COM              349631101   531723  8591414 SH       SOLE                  8591414        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   611039 39472778 SH       SOLE                 39472778        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   500470 32330075 SH       SHARED  1                   0 32330075        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     4481   158856 SH       SOLE                   158856        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     2571    91144 SH       SHARED  1                   0    91144        0
HOWARD HUGHES CORP             COM              44267d107   135759  1921843 SH       SHARED  1                   0  1921843        0
HOWARD HUGHES CORP             COM              44267d107   116286  1646174 SH       SOLE                  1646174        0        0
KRAFT FOODS INC                CL A             50075N104   300411  9579444 SH       SHARED  1                   0  9579444        0
KRAFT FOODS INC                CL A             50075N104   397012 12659821 SH       SOLE                 12659821        0        0
PENNEY J C INC                 COM              708160106   149267  4156700 SH  CALL SOLE                  4156700        0        0
PENNEY J C INC                 COM              708160106   609933 16985050 SH       SHARED  1                   0 16985050        0
PENNEY J C INC                 COM              708160106   644011 17934021 SH       SOLE                 17934021        0        0